Financial Instruments (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 9,927,288	$ 11,899,281
Other non-current financial assets	26,067,779	30,060,601
Trade and other current receivables	473,691,412	506,711,173
Trade and other non-current receivables	4,954,334	5,966,414
Current receivables due from related parties	16,123,780	15,501,990
Non-current receivables due from related parties	1,134,264	844,344
Cash and cash equivalents	519,175,929	707,122,815	$ 618,154,016	$ 597,081,675
Other current financial liabilities	188,834,466	156,202,002
Other current non-financial liabilities	41,497,682	51,008,288
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Trade and other non-current payables		45,275
Current payables to related parties	24,463,561	36,417,518
Non-current payables to related parties	2,034,279
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	124,816,755	41,257,611
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,987,324	11,772,459
Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	9,927,288	11,899,281
Trade and other current receivables	473,691,412	506,711,173
Current receivables due from related parties	16,123,780	15,501,990
Total Accounts Receivable Current	489,815,192	522,213,163
Total Current Financial Assets Excluding Cash And Cash Equivalents	499,742,480	534,112,444
Cash and cash equivalents	519,175,929	707,122,815
Current financial assets	1,018,918,409	1,241,235,259
Current financial liabilities	683,615,108	716,958,256
Current derivative financial liabilities	10,971,607	4,738,778
Current lease liabilities	9,689,870	9,451,551
Trade and other current payables	460,627,211	514,887,185
Current payables to related parties	24,463,561	36,417,518
Commercial Obligations And Other Accounts Payable Current	485,090,772	551,304,703
Current [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	124,816,755	41,257,611
Current [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,058,780	98,433,154
Current [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,987,324	11,772,459
Current [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	177,862,859	151,463,224
Current [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	8,361,749	652,079
Current [member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	2,609,858	4,086,699
Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	26,067,779	30,060,601
Trade and other non-current receivables	4,954,334	5,966,414
Non-current receivables due from related parties	1,134,264	844,344
Total Accounts Receivable Non Current	6,088,598	6,810,758
Total Non Current Financial Assets Excluding Cash And Cash Equivalents	32,156,377	36,871,359
Cash and cash equivalents
Non-current financial assets	32,156,377	36,871,359
Other current non-financial liabilities	1,040,783,534	1,234,231,722
Non-current financial liabilities	1,085,050,592	1,274,059,314
Non-current derivative financial liabilities	8,587,079	8,580,478
Current lease liabilities	42,232,779	39,782,317
Trade and other non-current payables		45,275
Non-current payables to related parties	2,034,279
Commercial Obligations And Other Accounts Payable Non Current	2,034,279	45,275
Non Current [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	39,713,245	166,647,324
Non Current [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	992,483,210	1,059,003,920
Non Current [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities
Non Current [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,032,196,455	1,225,651,244
Non Current [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Non Current [Member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	8,587,079	8,580,478
Derivative Financial Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	1,066,394	3,844,406
Derivative Financial Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets
Market Securities And Investments In Other Companies [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	1,217,147	822,287
Market Securities And Investments In Other Companies [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets
Derivative Financial Assets Designated As Hedging Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	7,643,747	7,232,588
Derivative Financial Assets Designated As Hedging Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 26,067,779	$ 30,060,601